INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets		$ 1,510	$ 58,164